UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22299

RENN Global Entrepreneurs Fund, Inc.
(Exact name of Registrant as specified in charter)
8080 N. Central Expressway, Suite 210/LB 59
Dallas, Texas 75206
(Address of principal executive offices)
214-891-8294
(Registrant’s telephone number, including area code)

Russell Cleveland
President and CEO
RENN Capital Group, Inc.
8080 N. Central Expressway, Suite 210/LB 59
Dallas, Texas 75206
(Name and address of agent for service of process)
214-891-8294
(Agent’s telephone number, including area code)

Date of fiscal year end: December 31

December 31, 2012
(Date of reporting period)

RENN Global Entrepreneurs Fund, Inc.

2012 Annual Report

"The Entrepreneurial Difference"

ANNUAL REPORT TO SHAREHOLDERS
OF
RENN GLOBAL ENTREPRENEURS FUND, INC.
December 31, 2012

Dear Shareholder,

2012 turned out to be another challenging year for investors.  RENN Global was no exception.  However, we made a number of strategic moves which could benefit our shareholders both near and long term.

First, Access Plans, Inc. was purchased by Aon PLC for $3.28 cash per share.  The Fund also received an $0.08 per share cash dividend at the same time for a total of $3.36 per share.

We also took substantial profits in Acadia Healthcare Company, Inc. formerly PHC.  Our cost per share was approximately $4.00; we sold 50% of the shares for an average of $21.50.

The former IZZI merged into iSatori, Inc., a rapidly growing nutraceuticals company with a number of exciting products related to weight loss, energy and nutrition.  In 2013, the company will begin to sell products in the mass market “big box” stores.  While still a young company, the marketplace for its products exceeds $30 billion.  iSatori is positioned to get part of this vast market.

AnchorFree, Inc., a specialty Internet company which provides security and access to internet users, made great progress last year and over 100 million people have downloaded “Hotspot Shield”.  While this company is still private, AnchorFree closed a transaction with Goldman Sachs in which Goldman invested $52 million.  Our Fund received some cash but retains most of our holding.  At some point AnchorFree could be acquired or go public.  Stay tuned.

One major holding, Bovie Medical, has now launched the new surgical system, J-Plasma.  Surgical tests have been encouraging.  The company believes substantial orders for this product are on the horizon.

We have been working with and adding to our investment in Plures Technologies, Inc., a specialty semiconductor company.  Among its products are new semiconductor chips that could be used in cell phones to improve navigation.  The development of these chips, while very promising, is taking longer than planned, so the company is seeking partners to aid in this growth.

Lastly, a new investment, Flamel Technologies, has drug delivery products which major pharmaceuticals could use.  The FDA is formulating rules for the makers of narcotic drugs to have time release pills.  This is where Flamel comes in with new technology.

On the negative side, SinoHub, Inc. experienced financial problems from which the company has not been able to recover.

In conclusion, I believe our Fund is in for some better years.  Over the life of the Fund we have had significant distributions from capital gains.

Sincerely

Russell Cleveland
President and CEO

ANNUAL REPORT TO SHAREHOLDERS
FOR THE YEAR ENDED DECEMBER 31, 2012

TABLE OF CONTENTS

President’s Letter

Financial Statements

Allocation of Assets	1

Schedule of Investments	2

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Statement of Cash Flows	9

Notes to Financials	10-18

Reports of Independent Registered Public Accounting Firms	19

Director and Officer Compensation	21

Changes in or Disagreements with Accountants	21

Management Information	21

Quarterly Reports	23

Proxy Voting Policies and Procedures	23

Portfolio Proxy Voting Records	23

Dividend Reinvestment Plan	24

Corporate Information	25

i

RENN Global Entrepreneurs Fund, Inc.
Allocation of Assets
December 31, 2012
                                                                    Allocation of Assets by Industry (% of Fund’s Net Assets)

Industry	%

Nutraceuticals	28.12%

U.S. Treasury	17.74%

Communication Services	13.63%

Semiconductors and Related Devices	12.09%

Surgical & Medical Instruments & Apparatus	9.66%

Services-Business Services, NEC	7.22%

Pharmaceutical Preparations	5.38%

Electronic Components & Accessories	3.87%

Electrical Industrial Apparatus	2.77%

Crude Petroleum & Natural Gas	1.34%

Services-Advertising	1.05%

Biological Products (No Diagnostic Substances)	0.09%

Wholesale - Electronic Parts & Equipment, NEC	0.04%

Other Assets and Liabilities	-3.00%

100.00%

                                                                     Allocation of Assets by Country (% of Fund’s Net Assets)

RENN Global Entrepreneurs Fund, Inc.
Schedule of Investments
December 31, 2012

SCHEDULE OF INVESTMENTS
Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Value(9)
	U.S. TREASURY NOTES – 17.74% (6)
$ 2,000,000	U.S. Treasury Note Zero Coupon Maturity 1/31/2013(5)	$2,000,030	$1,999,955

	Total Unaffiliated U.S. Treasury Notes	2,000,030	1,999,955

	CONVERTIBLE BONDS – 3.01% (6)
	Business Services, NEC – 1.77%
$ 569,000	Pipeline Data, Inc. 10% Maturity June 29, 2011 (8)	569,000	199,150

	Crude Petroleum & Natural Gas – 1.24%
$ 1,000,000	PetroHunter Energy Corporation 8.5% Maturity December 31, 2014	1,000,000	140,000

	Semiconductors and Related Devices – 0.00%
$ 966,666	Dynamic Green Energy Limited 7% Maturity June 10, 2011 (1)(8)	966,666	0

	Total Unaffiliated Convertible Bonds	2,535,666	339,150

	COMMON EQUITIES – 28.42% (3)(6)
	Advertising – 1.05%
100,000	Tiger Media, Inc. (formerly SearchMedia Holdings Ltd)	780,994	118,900

	Biological Products (No Diagnostic Substances)– 0.10%
1,335,714	Hemobiotech	1,360,116	10,686

	Business Services, NEC – 5.45%
476,667	Global Axcess Corporation	630,834	43,377
51,300	Points International, Ltd.	280,440	571,482

	Crude Petroleum & Natural Gas – 0.10%
808,445	PetroHunter Energy Corporation	101,056	11,318

	Electronic Components & Accessories – 3.87%
200,000	COGO Group, Inc.	836,019	436,000

RENN Global Entrepreneurs Fund, Inc.
Schedule of Investments
December 31, 2012

SCHEDULE OF INVESTMENTS
Unaffiliated Investments (continued)

Shares or Principal Amount	Company	Cost	Value(9)
	COMMON EQUITIES (continued)
	Electrical Industrial Apparatus – 2.77%
26,250	Hollysys Automation Technologies Ltd	$ 226,238	$ 311,876

	Pharmaceutical Preparations – 5.38%
200,000	Flamel Technologies	1,148,882	606,000

	Surgical & Medical Instruments & Apparatus – 9.66%
450,000	Bovie Medical Corporation	871,350	1,089,000

	Wholesale – Electronic Parts & Equipment, NEC – 0.04%
428,647	SinoHub, Inc.	1,038,180	4,286
	Total Unaffiliated Common Equities	7,274,109	3,202,925

	TOTAL UNAFFILIATED INVESTMENTS	$11,809,805	$5,542,030

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities	$ 594,328
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities	(6,862,103)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities	$ (6,267,775)
Aggregate Cost of All Unaffiliated Securities for Income Tax Purposes	$11,809,805

RENN Global Entrepreneurs Fund, Inc.
Schedule of Investments
December 31, 2012

SCHEDULE OF INVESTMENTS
Affiliated Investments

Shares or Principal Amount	Company	Cost	Value(9)
	CONVERTIBLE PROMISSORY NOTES – 0.88% (2)(6)
	Semiconductor & Related Devices – 0.88%
	Plures Technologies Inc. 2% Promissory Note Maturity
$ 112,501	April 25, 2014 (7)	$ 112,501	$ 99,000

	Total Affiliated Convertible Promissory Notes	112,501	99,000

	CONVERTIBLE PREFERRED EQUITIES – 20.33% (2)(3)(6)
	Communication Services – 12.80%
233,229	AnchorFree, Inc. Series A Convertible Preferred (1)	419,812	1,443,357

	Nutraceuticals – 0.02%
37.5	iSatori Inc. Preferred D (7)(12)	75,000	2,664

	Semiconductors and Related Devices – 7.51%
625	Plures Technologies, Inc. Preferred A (4) (7)	500,000	846,445

	Total Affiliated Other Securities	994,812	2,292,466

	COMMON EQUITIES – 30.92% (2)(3)(6)
	Nutraceuticals – 28.09%
1,113,790	iSatori Inc. (7)(12)	9,056,721	3,167,098

	Semiconductors and Related Devices – 2.83%
120,774	Plures Technologies, Inc. (4)(7)	5,738,972	318,840
	Total Affiliated Common Equities	14,795,693	3,485,938

	MISCELLANEOUS SECURITIES – 1.69% (2)(3)(6)
	Communication Services – 0.82%
15,023	AnchorFree, Inc., options to buy (1) (10)	68,411	92,971
	Semiconductors and-Related Devices – 0.87%
37,500	Plures Technologies, Inc., Warrants to buy (4)(7)((11)	0	98,625

	Total Affiliated Miscellaneous Securities	68,411	191,596

	TOTAL AFFILIATED INVESTMENTS	15,971,417	6,069,000
	TOTAL UNAFFILIATED INVESTMENTS	11,809,805	5,542,030
	TOTAL INVESTMENTS	$27,781,222	$11,611,030
	OTHER ASSETS AND LIABILITIES	0	(337,822)
	TOTAL NET ASSETS		$11,273,208

RENN Global Entrepreneurs Fund, Inc.
Schedule of Investments
December 31, 2012

                   INFORMATION REGARDING RESTRICTED SECURITIES AND CONTROLLED AFFILIATES

	Date(s)	Cost	Cost	Value(9)	% of Net
	Acquired	9/30/12	12/31/12	12/31/12	Assets

AnchorFree, Inc.(1)(2)(3)
Preferred Series A	4/15/11	$ 419,812	$ 419,812	$1,443,357	12.80%
AnchorFree, Inc. (1)(2)(3)(10)
Options to buy @ $0.3971	6/29/12	68,411	68,411	92,971	0.82
Plures Technologies, Inc.(2)(7)
Convertible Promissory Note	10/15/12	0	112,501	99,000	0.88
Plures Technologies, Inc. (2)(3)(4)(7)
Preferred A Equity	5/23/11	500,000	500,000	846,445	7.51
Plures Technologies, Inc. (2)(3)(4)(7)	7/1/98
Common Equity	- 4/1/12	5,738,972	5,738,972	318,840	2.83
Plures Technologies, Inc. (2)(3)(4)(7)
Warrants to buy	10/15/12	0	0	98,625	0.87
iSatori Technologies, Inc..
Preferred D Equity (2)(3)(7)(12)	10/13/99	75,000	75,000	2,664	0.02
iSatori Technologies, Inc. (2)(3)(7)(12)	10/2/98
Common Equity	- 12/31/10	9,056,721	9,056,721	3,167,098	28.09
Total Restricted /Controlled
Affiliated Securities		$15,858,916	$15,971,417	$6,069,000	53.82%

(1)	Securities in a privately owned company.
(2)	“Affiliated” generally means that the Fund (and/or affiliated funds) has a director on issuer’s board and/or the Fund owns more than 5% of the issuer’s voting shares.
(3)	Non-Income-Producing.
(4)
Securities exempt from registration under Rule 144A of the Securities Act of 1933 may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2012 the aggregate value of the restricted common securities was $317,824 representing 2.82% of net assets.  The restricted common shares were purchased or granted between July 1, 1998 and April 1, 2012.  At December 31, 2012, the value of the restricted preferred securities was $846,445 representing 7.51% of net assets.  The restricted preferred securities were purchased on May 23, 2011.  The Fund owns 385 shares of common stock of Plures Technologies Inc. which are not restricted but these shares would have to be sold under Rule 144.  The remaining shares still bear the restrictive legend and are eligible for sell under Rule 144.  At December 31, 2012 the aggregate value of the unrestricted securities was $1,016 representing 0.01% of net assets.

(5)	These securities or a portion of these securities are pledged as collateral against the due-to-broker balance (margin loan).
(6)	Percentage is calculated as a percentage of net assets.
(7)	“Controlled” generally means the Fund (and/or affiliated funds) owns 20% or more of the issuer’s shares.
(8)	Security is in default.
(9)	See Fair Value Measurements as set forth in Note 5 to the Financials.
(10)
These options represent the ability to purchase 15,023 common shares of AnchorFree Inc. at $0.3971 per share. These options were issued as compensation for Russell Cleveland’s advisory services to the board of directors.  These options expire three months after Russell Cleveland ceases to be a service provider.  See Note 8 Related Party Transactions in the Notes to the Financial Statements.

(11)	These warrants represent the ability to purchase 37,500 shares of common stock of Plures Technologies, Inc. at $0.01 per share. These warrants expire October 15, 2016.
(12)
Securities exempt from registration under Rule 144A of the Securities Act of 1933 may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2012 the aggregate value of the restricted common securities of iSatori Inc. was $3,167,098 representing 28.09% of net assets.  The restricted common shares were converted or granted between October 2, 1998 and December 31, 2010.  At December 31, 2012, the value of the restricted preferred securities was $2,664 representing 0.02% of net assets.  The restricted preferred shares were purchased on October 13, 1999.

RENN Global Entrepreneurs Fund, Inc.
Statement of Assets and Liabilities
December 31, 2012

ASSETS

As	sets:
Investments at fair value, cost of $27,781,222		$11,611,030
Cash and cash equivalents		1,515,194
Interest and dividends receivable		896
Prepaid and other assets		19,475
Total assets		$13,146,595
LIABILITIES AND NET ASSETS

Liabilities:
Due to broker – margin		$ 1,800,238
Accounts payable		14,317
Accounts payable – affiliate		58,832
Total liabilities		$ 1,873,387

Net assets:
Common Stock, $1 par value, 20,000,000 shares authorized,
4,673,867 shares issued, and 4,463,967 shares outstanding		$ 4,673,867
Additional paid in capital		24,148,070
Treasury stock, 209,900 shares, at cost		(1,734,967)
Accumulated net realized gain on investments		356,430
Net unrealized depreciation of investments		(16,170,192)
Total net assets		$11,273,208
Net asset value per share		$ 2.53

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Statement of Operations
Year Ended December 31, 2012

Investment income:
Interest income – affiliated company	$ 733
Dividend income	31,275
Other income – affiliated companies	98,635
130,643

Expenses:
General and administrative	27,931
Investor relations	44,843
Interest expense	7,633
Legal fees	211,100
Audit and accounting fees	84,733
Directors’ fees and expenses	93,000
Insurance expense	60,564
Management fee to affiliate	196,727

726,531

Net investment loss	(595,888)

Realized and unrealized gain (loss) on investments:
Net unrealized appreciation of investments	3,704,473
Net realized loss on investments – unaffiliated companies	(553,077)
Net realized loss on investments – affiliated companies	(783,990)

Net gain on investments	2,367,406

Net increase in net assets resulting from operations	$1,771,518

Net increase in net assets resulting from operations per share	$ 0.40

Weighted average shares outstanding	4,463,967

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2011

	2012	2011

From operations:
Net investment loss	$ (595,888)	$ (833,236)
Net realized loss on investment	(1,337,067)	(3,577,272)
Net unrealized appreciation of investments	3,704,473	1,439,521

Net increase (decrease) in net assets
resulting from operations	1,771,518	(2,970,987)

Net assets:
Beginning of period	9,501,690	12,472,677

End of period	$11,273,208	$ 9,501,690

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Statement of Cash Flows
Year Ended December 31, 2012

Cash flows from operating activities:
Increase in net assets resulting from operations	$ 1,771,518
Adjustments to reconcile increase in net assets to
net cash provided by (used in) operating activities:

Net unrealized appreciation of investments	(3,704,473)
Net realized loss on investments	1,337,067
Increase in interest and dividend receivable	(868)
Increase in prepaid and other assets	(1,050)
Increase in accounts payable	10,151
Increase in accounts payable-affiliate	9,552
Purchase of investments	(3,462,756)
Proceeds from sale of investments	3,865,330

Net cash used in operating activities	(175,529)

Cash flows from financing activities:
Net margin proceeds	1,516,667

Net cash provided by financing activities	1,516,667

Net increase in cash and cash equivalents	1,341,138

Cash and cash equivalents at beginning of the period	174,056

Cash and cash equivalents at end of the period	$ 1,515,194

Supplemental cash flow information
Cash paid for interest	$ 7,633

See Accompanying Notes to Financial Statements

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
December 31, 2012

Note 1     Organization and Business Purpose

RENN Global Entrepreneurs Fund, Inc. (the “Fund”), is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund, a Texas corporation, was organized and commenced operations in 1994 and is registered under and pursuant to the provisions of Section 8(a) of the 1940 Act.

The investment objective of the Fund is to provide its stockholders primarily with long-term capital appreciation by investing substantially in privately-placed convertible and equity securities of emerging growth companies traded on U.S. securities exchanges.

RENN Capital Group, Inc. (“RENN Group”), a Texas corporation, serves as the Investment Adviser to the Fund. In this capacity, RENN Group is primarily responsible for the selection, evaluation, structure, valuation, and administration of the Fund’s investment portfolio, subject to the supervision of the Board of Directors. RENN Group is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

Note 2    Summary of Significant Accounting Policies

Valuation of Investments

Portfolio investments are stated at quoted market or fair value as determined in good faith by the Fund’s Board of Directors (Note 5).

Revenue Recognition

The Fund recognizes realized gain/loss in the period of the sale based upon the identified cost basis.  Change in unrealized gain/loss is reflected during the period of the change.  Dividend income is recorded on the record date.  Interest income is recorded as earned on an accrual basis.  For debentures that are late in making payments as scheduled in the note agreements, the Fund determines whether to continue accruing interest on the note based upon the current circumstances facing the companies.  The Fund reserves any dividends or interest income that it determines to be potentially uncollectible based upon an analysis of several factors used in assessing the financial condition of each company.

Cash and Cash Equivalents

As of December 31, 2012, cash and cash equivalents are at risk to the extent that they exceed Federal Deposit Insurance Corporation insured amounts.  The Fund has not experienced any losses as a result of this risk. The Fund considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.  As of December 31, 2012, cash equivalents were held in the Federated Prime Obligations Fund which is not covered by depository insurance.

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
December 31, 2012

Note 2    Summary of Significant Accounting Policies, continued

Income Tax

The Fund has elected the special income tax treatment available to a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) which allows the Fund to be relieved of federal income tax on that part of its net investment income and realized capital gain that it pays out to its stockholders.  The requirements to qualify for RIC status include, but are not limited to certain qualifying income tests, asset diversification tests and distribution of substantially all of the Fund’s taxable investment income to its stockholders.  It is the intent of management to comply with all IRC requirements as they pertain to a RIC and to distribute all of the Fund’s taxable investment income and realized long-term capital gain within the defined period under the IRC to qualify as a RIC.  Failure to qualify as a RIC would subject the Fund to federal income tax as if the Fund were an ordinary corporation, which could result in a substantial reduction in the Fund’s net assets as well as the amount of cash available for distribution to stockholders.  Continued qualification as a RIC requires management to satisfy certain investment diversification requirements in future years.  There can be no assurance that the Fund will qualify as a RIC in future years.

Federal income taxes payable on behalf of stockholders on realized capital gain that the Fund elects to retain are accrued and reflected as tax expense paid on behalf of stockholders on the last day of the tax year in which such gain is realized.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

Note 3    Due to/from Broker

The Fund conducts business with various brokers for its investment activities.  The clearing and depository operations for the investment activities are performed pursuant to agreements with these brokers.  “Due from broker” represents unsettled sales transactions.  “Due to broker” represents a margin loan payable to these brokers, which is secured by cash or other assets maintained with the lending broker as collateral for the margin loan (as indicated by footnote 5 on the schedule of investments).  The Fund is subject to credit risk to the extent the brokers are unable to deliver cash balances or securities, or clear security transactions on the Fund’s behalf. RENN Capital Group, Inc., the investment adviser, actively monitors the Fund’s exposure to these brokers and believes the likelihood of loss under those circumstances is remote. At December 31, 2012, the “due from broker” balance was $0 and the “due to broker - margin” balance was $1,800,238.

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
December 31, 2012

Note 3    Due to/from Broker, continued

The terms on a margin loan are governed by federal regulation and by the rules of Financial Industry Regulatory Authority (“FINRA”).  In general under Federal Reserve Board Regulation T, firms can lend a customer up to 50% of the price of a security and 90% of a United States Treasury Bill.  The rules of FINRA and the exchanges supplement the requirements of Regulation T by placing “maintenance” margin requirements on customer accounts.  Under the rules of the broker, equity in the account must not fall below 30% of the current market value of the securities in the account that have a market value above $6.625 or $2.00 per share for securities that have a market value between $2.125 and $6.625.  The failure to do so may cause the firm to force the sale of or liquidate the securities in the account in order to bring the account’s equity back to the required level.  The loan is not made for any specific term or duration but is due and payable at the brokerage firm’s discretion.  The Fund has a negotiated interest rate of 150 basis points over the Federal Funds rate.  The interest will vary with any changes in the Federal Funds rate.  The interest charges are added to the loan balance.  At December 31, 2012 the margin interest rate was 2.74%.  The margin loan balance is secured by the securities as explained on the schedule of investments. The Fund has a policy allowing it to borrow not more than 33% of the Fund’s Net Asset Value as of the time of borrowing for purposes of taking advantage of investments deemed to be in the best interest of the Fund or to borrow such amounts as deemed necessary and prudent as a temporary measure for extraordinary or emergency purposes.  Federal regulations under the 1940 Act require that the Fund maintain 300% asset coverage in relation to any borrowed amount.

Note 4   Management Agreements and Compensation to Directors

Pursuant to an Investment Advisory Agreement (the “Agreement”) effective May 15, 2009, RENN Group performs certain services, including certain management, investment advisory and administrative services necessary for the operation of the Fund.  In addition, under the Agreement, the Investment Adviser is reimbursed by the Fund for certain directly allocable administrative expenses.  A summary of fees and reimbursements paid by the Fund under either the Agreement or the prospectus is as follows:

RENN Group receives a management fee equal to a quarterly rate of 0.4375% of the Fund’s net assets, as determined at the end of each quarter, each payment to be due as of the last day of the calendar quarter.  The Fund incurred $196,727, during the year ended December 31, 2012 for such management fees.

The Investment Adviser was reimbursed by the Fund for directly allocable administrative expenses paid by the Investment Adviser on behalf of the Fund.  Such reimbursements were $35,311 during the year ended December 31, 2012.

At December 31, 2012 the Fund had accounts payable of $58,832 for the amount due for the management fees and expense reimbursements disclosed above.

In addition, the Fund pays each director not affiliated with the Fund an annual fee of $24,000, plus quarterly payments of $750 and reasonable out of pocket expenses for each valuation meeting. The Chairman of the Audit Committee receives an additional annual fee of $12,000. Such fees and expenses for unaffiliated Directors aggregated $93,000 for the year ended December 31, 2012.

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
December 31, 2012

Note 5   Valuation of Investments

Investments are carried in the statements of assets and liabilities at fair value, as determined in good faith by RENN Group, subject to the approval of the Fund’s Board of Directors.  The fair values reported are subject to various risks including changes in the equity markets, general economic conditions, and the financial performance of the companies. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the fair value of investment securities, it is possible that the amounts reported in the accompanying financial statements could change materially in the near term.

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities and warrants. These securities may be unregistered and thinly-to-moderately traded.  Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

On a weekly basis, RENN Group prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

Unrestricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price on the date of valuation. Thinly traded unrestricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price on the date of valuation, less a marketability discount as determined appropriate by the Fund Managers and approved by the Board of Directors.

Restricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

The unlisted preferred stock of companies with common stock listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

Debt securities are valued at fair value. The Fund considers, among other things, whether a debt issuer is in default or bankruptcy. It also considers the underlying collateral.  Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.  U.S. Treasuries are marked to market.

The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, NASDAQ or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option).   An out-of-the money warrant or option has no value; thus the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Adviser will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
December 31, 2012

Note 5   Valuation of Investments, continued

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$ 1,999,955	$ 0	$ 0	$ 1,999,955
Convertible Debt	0	140,000	298,150	438,150
Convertible Preferred Equities	0	1,446,021	846,445	2,292,466
Common stock	3,202,925	3,167,098	318,840	6,688,863
Miscellaneous Securities	0	92,971	98,625	191,596
Total Investments	$ 5,202,880	$ 4 ,846,090	$ 1,562,060	$ 1,611,030

See page 2, Schedule of Investments for a breakdown of the valuation by industry type.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3
Beginning balance – December 31, 2011	$3,316,646
Purchases	128,124
Realized losses	(400,000)
Transferred from Level 3 to Level 2	(3,169,762)
Changes in unrealized gain or loss	1,687,052
Ending Balance – December 31, 2012	$1,562,060

The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the year unless circumstances dictate otherwise.  The transfers out of Level 3 identified above were due to changes in the observability of the inputs used by the Fund to estimate the fair value of certain securities. There were no transfers between Levels 1 and 2 during the year ended December 31, 2012.

In January 2011, Integrated Security Systems, Inc. (IZZI) sold all of its operating assets, leaving the company with primarily cash on the balance sheet as of December 31, 2011. The stock price continued to fluctuate despite the fact that IZZI had no operations, and accordingly, as of December 31, 2011, IZZI was valued at a fixed price that approximated the company’s cash value per share and categorized as a Level 3 asset. In April 2012, IZZI merged with iSatori, Inc. and changed its name to iSatori (IFIT) and became an operating company. The Fund’s shares are restricted for one year through April 2013. As such, a discount for lack of marketability was applied as of December 31, 2012, with the discount being accreted for the one year period that ends April 2013. Because of the discount, IFIT is being categorized as a Level 2 holding as of December 31, 2012.

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
December 31, 2012

Note 5   Valuation of Investments, continued

During the first quarter of 2012, the Fund’s Dynamic Green Energy debenture was valued at 30% of par based on a comparable company analysis (Level 2).  At the end of the third quarter of 2012, it was determined that Dynamic Green Energy was likely unable to meet its obligations.  Thus, Dynamic Green Energy could no longer be valued using a comparable company analysis.  At that time, we began to value Dynamic Green Energy at zero based on the likelihood that the value of its liabilities exceeded the value of its assets (Level 3).

Three portfolio companies are being classified as Level 3.  These portfolio companies are being valued at fixed prices because the market data pertaining to these portfolio companies is non-existent or unreliable.

Dynamic Green Energy is a private company with significantly declining revenues. Earnings and shareholders’ equity are negative as of December 31, 2012 and key members of management have resigned. Accordingly, the asset has been assigned a value of zero as of December 31, 2012. It is possible, but unlikely, that the Fund would receive some nominal amount in a disposition of assets.  The valuation technique used was the cost approach.

Pipeline Data, Inc. (PPDA) debt is being valued at 35% of par based upon a 2011 third party offer. The company has since declared bankruptcy in 2012. The bankruptcy court has approved a sale of the company which would result in the Fund receiving 24% of par. However, significant litigation remains that pertains to the subordination of certain of PPDA’s debt. Therefore, the Fund continues to carry the PPDA debt at 35% of par pending the outcome of the subordination issue.  The valuation technique used was the transaction approach.

Plures Technologies, Inc. (MANY) trades infrequently.  Only 2,201 shares were traded during the year ended December 31, 2012.  This has resulted in an unpredictable and unreliable market price based on the low percentage of tradable shares versus the number of shares outstanding.  The stock price closed at $3.00 per share on December 31, 2012. In addition, the Fund, other RENN-related funds and third parties have recently invested in privately placed debt convertible investments at $3.00 per share. With the debt came warrants struck at $0.01. Since the warrants could be perceived as dilutive, the Fund has lowered its price per share to reflect the dilutive effect of the warrants. As of December 31, 2012, the Fund carried MANY at $2.64 per share.  The valuation technique used was the market approach.

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
December 31, 2012

Note 5   Valuation of Investments, continued

Quantitative Information about Level 3 Fair Value Measurements

Portfolio Company Investment	Value at 12/31/12	Valuation Technique	Unobservable Input	Range		Weighted Average
Convertible Bond	$ 0	Cost	Equity
		Approach	Deficit	$ 0	$33,400,000	$ 0
Convertible Bond	$199,150	Transaction Approach	Recovery percentage	24%	50%	35%
Convertible Promissory Note	$ 99,000	Market Approach	OTC price Private placement Effect of Dilutive Securities	$2.10 $3.00 0%	$4.00 $3.00 30%	$3.00 $3.00 12%
Convertible Preferred Stock	$846,445	Market Approach	OTC price Private placement Effect of Dilutive Securities	$2.10 $3.00 0%	$4.00 $3.00 30%	$3.00 $3.00 12%
Common Stock	$318,840	Market Approach	OTC price Private placement Effect of Dilutive Securities	$2.10 $3.00 0%	$4.00 $3.00 30%	$3.00 $3.00 12%
Warrants to Buy	$ 98,625	Market Approach	OTC price Private placement Effect of Dilutive Securities	$2.10 $3.00 0%	$4.00 $3.00 30%	$3.00 $3.00 12%

Note 6     Income Taxes

During 2012 management has followed a policy of distributing all of the Fund’s taxable investment income and realized capital gain within the defined period under the IRC to ensure that any federal income tax on such income, if any, is paid by the Fund’s stockholders.  During the year ended December 31, 2012 there was no taxable net investment income or net realized long-term capital gain, and, therefore, no declaration of any distributions.  Accordingly, no income tax expense was reported by the Fund for the year ended December 31, 2012. As of December 31, 2012, the Fund had a tax loss carryforward of $ 9,002,307, which is available to offset future realized capital gain for a period of up to five years, and a tax loss carryforward of $97,082, which is available to offset future realized capital gains for a period of up to six years.  In addition, the Fund has a tax loss carryforward of $4,914,339 as of December 31, 2012, which is available to offset future realized capital gain, with no expiration on the tax benefits under the Regulated Investment Company Modernization Act of 2010. No income tax benefit has been reflected on this carryforward, as the income tax application has not yet been determined.

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
December 31, 2012

Note 7    Financial Highlights

Selected per-share data and ratios for each share of common stock outstanding are as follows:

Years Ended December 31,

	2012	2011	2010	2009	2008
Net asset value, beginning of period	$ 2.13	$ 2.79	$ 4.07	$ 4.13	$ 8.46

Net investment loss	(0.13)	(0.18)	(0.12)	(0.14)	(0.17)
Net realized and unrealized gain
(loss) on investments	0.53	(0.48)	(1.16)	0.08	(3.86)

Total return from investment operations	0.40	(0.66)	(1.28)	(0.06)	(4.03)

Capital share transactions	0.00	0.00	0.00	0.00	0.00
Distributions:
From net realized capital
gain on investments	0.00	0.00	0.00	0.00	(0.30)
Net asset value, end of period	$ 2.53	$ 2.13	$ 2.79	$ 4.07	$ 4.13
Per-share market value, end of period	$ 1.42	$ 1.82	$ 1.96	$ 2.60	$ 2.92

Portfolio turnover rate	32.29%	14.46%	7.36%	8.99%	8.26%

Total investment return
based on market value: (a)	(21.98)%	(7.14)%	(24.62)%	(10.96)%	(47.64)%

Ratio to average net assets: (b)
Net investment loss	(5.34)%	(7.30)%	(3.66)%	(3.46)%	(2.78)%

Expenses	6.51%	5.25%	5.47%	6.30%	4.85%

(a)
Total investment return is calculated by comparing the common stock price on the first day of the period to the price on the last day of the period. The calculation also assumes reinvestment of distributions at actual prices pursuant to the Fund’s dividend reinvestment plan and reflects taxes paid by the Fund for deemed distributions.  Total investment return calculated for a period of less than one year is not annualized.

(b)	Average net assets have been computed based on monthly valuations.

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
December 31, 2012

Note 8     Related Party Transactions

In 2009 Russell Cleveland received options to purchase 100,000 common shares of AnchorFree, Inc., at $0.3971 per share, as compensation for financial advisory services provided to the board of directors. These options will expire three months after Russell Cleveland ceases to be on the Board of Directors.  In April 2011, the Fund purchased 277,778 shares of AnchorFree from Global Special Opportunities Trust, a fund for which RENN Capital Group acted as investment advisor. In June 2012, Russell Cleveland and the Board of Directors agreed, based on the Fund's 17% prorated ownership of AnchorFree held by the Fund and certain other investment Funds managed by RENN Capital Group, that 17% of the cash received in a partial cashless exercise of options and 17% of the shares from the remaining options would be transferred to the Fund.  The Fund received $11,444 in cash and an agreement that the fund will receive 15,023 shares at no cost when the options are exercised.  Russell Cleveland disclaims any beneficial ownership in the Fund's portion.

Note 9    Subsequent Events

In preparing the accompanying financial statements, the Fund has reviewed events that have occurred after December 31, 2012 through February 28, 2013, the date the financial statements were available to be issued.  During this period, the Company did not have any material subsequent events.

KBA®
GROUP | LLP

Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
RENN Global Entrepreneurs Fund, Inc.

We have audited the accompanying financial highlights of RENN Global Entrepreneurs Fund, Inc. (the "Company") for the year ended December 31, 2008. These financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial highlights referred to above present fairly, in all material respects, the financial highlights of RENN Global Entrepreneurs Fund, Inc. for the year ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

KBA Group LLP

KBA Group LLP
February 28, 2013

RENN Global Entrepreneurs Fund, Inc.
Annual Report to Shareholders
December 31, 2012

Director and Officer Compensation

The Fund has no employees, and, therefore, does not compensate any employees.  Officers of the Fund receive no compensation from the Fund, and the Fund has never issued options or warrants to officers or directors of the Fund.  The Fund does not have any stock option or similar retirement or pension fund for officers or directors of the Fund.

Directors who are not employees of RENN Group receive a monthly fee of $2,000 (the Chairman of the Audit Committee receives $3,000), plus $750 and reasonable out-of-pocket expenses for each quarterly valuation meeting attended.  The Fund does not pay its directors who are considered “interested persons” of the Fund any fees for their directorship services or reimburse expenses to such individuals except for those incurred specifically in the performance of their duties as directors of the Fund.  The aggregate compensation paid to the directors during the period covered by this Report was $93,000.

Changes in or Disagreements with Accountants

During the two most recent fiscal years there have been no disagreements with the former accountant or current accountant on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Management Information

		Term of Office	Principal	No. Portfolios	Other
		And Time	Occupation	Overseen In	Public
	Positions with	Served on	During Past	Fund	Company
Name	Fund	Current Term	5 Years	Complex (1)	Directorships
Interested Directors:

Russell Cleveland (2)	President		CEO of the Fund	1	Cover-All
	CEO	Annual	And its Adviser		Technologies Inc.,
	Chairman	3 Years			iSatori
		3 Years Served			Technologies, Inc.

Non-Interested Officers and Directors

Ernest C. Hill	Director	3 Years	Consultant	1	None
3 Years Served
	Chair-Audit Comm.	Annual
	Governance Comm.	Annual

Charles C. Pierce, Jr.	Director	3 Years	Private Investor	1	None
1 Year Served
	Audit Comm.	Annual
	Chair-Governance Comm.	Annual

J. Philip McCormick	Director	3 Years	Consultant	1	PostRock
		2 Years Served			Energy
	Audit Comm.	Annual
	Governance Comm.	Annual

Kevin W. McAleer(3)	Acting Secretary,	Annual	Chief Financial	0	None
	Acting Treasurer	Annual	Officer
	Acting CFO	Annual

RENN Global Entrepreneurs Fund, Inc.
Annual Report to Shareholders
December 31, 2012

Management Information, continued

		Term of Office	Principal	No. Portfolios	Other
		And Time	Occupation	Overseen In	Public
	Positions with	Served on	During Past	Fund	Company
Name	Fund	Current Term	5 Years	Complex (1)	Directorships

Scott Douglass	Vice President	Annual	Portfolio Manager	1	None
of the Fund and its Adviser

Eric Stephens	Vice President	Annual	Portfolio Manager	1	Plures
		of the Fund and its Adviser			Technologies, Inc.

(1)	“Fund complex” defined as U.S registered investment companies with the same adviser. There are no other such entities to group with the Fund.
(2)	Russell Cleveland is a beneficiary of a family trust which owns more than 5% of the Fund. He is also the President, sole director, and owner of RENN Capital Group, Inc., the Fund’s investment adviser.
(3)	On December 14, 2012, RENN Global Entrepreneurs Fund, Inc. accepted the resignation of Barbe Butschek as Chief Financial Officer and appointed Kevin W. McAleer, as Acting Chief Financial Officer.

Board Member Attributes.  The following is a summary of some of the experience, skills and attributes that led to the conclusion that each member should serve as a director for the Fund:

Russell Cleveland, the Chairman, brings more than 50 years of experience in the investment business, 40 years of which were spent as a portfolio manager specializing in multiple classes of securities of small private and publicly traded companies.  He is a graduate of the Wharton School of Business and has appeared on CNBC numerous times as a small cap analyst.  He has been a Director of the Fund since its inception.

Charles C. Pierce, Jr. is a retired Vice Chairman of Dain Rauscher, Inc., former President of the Texas Stock and Bond Dealers Association, and former Chairman of the South Central District of the Securities Industry Association covering Texas, Oklahoma, New Mexico, Kansas, and Colorado, and has been a Director of the Fund since 2002.

J. Philip McCormick has been an independent investor and corporate adviser since 1999.  He is Senior Adviser to Stonehenge Growth Capital Company.  Prior to 1999 he practiced public accounting for 26 years (1965-1991) and was a senior financial officer in three public companies (1991-1998).   He has been a Director of the Fund since 2006.

Ernest C. Hill was an Assistant Professor of Finance with Southern Methodist University and an Associate Director of the Southwestern Graduate School of Banking, and was instrumental in the formation of an Entrepreneurial Seminar for the Southern Methodist School of Business.  He was awarded a Ford Fellowship to the Stanford School of Business, where he received an MBA with honors in Investment and Finance.  He specializes in computer-aided investment analysis and administrative procedures.  Mr. Hill has been a Director of the Fund since 1994.

Additional information concerning the directors is included in the Statement of Additional Information contained in the N-2 registration statement filed with the SEC by the Fund.  This information may be obtained without charge by calling (214) 891-8294.

RENN Global Entrepreneurs Fund, Inc.
Annual Report to Shareholders
December 31, 2012

Management Information, continued

Consideration of Diversity in Board Membership.  In selecting and re-electing board members, consideration is given to the presence on the Board of a broad spectrum of business acumen and personal perspectives.  The Fund has members who bring experience in banking and finance, executive management of corporations, directorship, and success with entrepreneurial challenges, among others.  The Fund intends to keep a diversity of skills and attitudes in its board makeup and assesses those qualities in any present director or one who is being considered for nomination to the Board.

Board Oversight of Risk.  The Board endeavors to forestall risk by its development of fundamental investment policies for approval by the shareholders and other policies which are more flexible for the Adviser’s activities on the Fund’s behalf.  The Board is also involved in the assessment and monitoring of risk by virtue of its review of the Fund’s investment activities, noting whether the portfolio has industry or geographic susceptibilities, the appointment of the Adviser’s portfolio managers to directorships on portfolio boards when indicated, and by review of the financial particulars of the Fund, including any occasions of debt.  It also considers the strength of the Adviser’s staff to provide uninterruptible investment and administrative services to the Fund.

Board Leadership Structure.  The Board has determined that Mr. Cleveland’s dual role as the Fund’s Chief Executive Officer and Chairman of the Board is appropriate for this Fund.  Mr. Cleveland is an “interested person” in the Fund, giving him an additional incentive for its good performance and protection.  He has foregone compensation from the Fund for both roles except for his indirect benefit from the Adviser’s management fee based on growth of the Fund’s asset values and the growth in the market value of the Fund’s stock that he owns indirectly.  The appointment of a separate person serving as chairman would likely require the Fund to incur additional fee expense for the position, which the Board feels is unwarranted.  The Board feels that its considerable oversight of risk fuses well with the Board’s leadership structure.

Quarterly Reports

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  A copy of each such Form N-Q is available on the SEC’s website at www.sec.gov.  Such forms may also be reviewed and copied at the SEC Public Reference Room in Washington, D.C., and you may call the Public Reference Room at 1-800-SEC-0330 for information on its hours, etc.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling (800) 687-3863.  You may also obtain the description on the Fund’s website at www.rencapital.com.
.
Portfolio Proxy Voting Records

The Fund’s record of proxy voting regarding portfolio securities is presented each year for the 12-month period ended June 30.  It is filed with the SEC on Form N-PX and is available without charge by calling (214) 891-8294 and on the SEC’s website at www.sec.gov.

RENN Global Entrepreneurs Fund, Inc.
Annual Report to Shareholders
December 31, 2012

Dividend Reinvestment Plan

Pursuant to the Fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”), a stockholder whose shares are registered in his or her own name will be deemed to have elected to have all dividends and distributions automatically reinvested in Fund shares unless he or she elects otherwise on a current basis.  Stockholders whose shares are held in nominee names will likewise be treated as having elected to have their dividends and distributions reinvested.  You may elect to receive cash distributions, net of withholding tax, by requesting an election form from the Fund’s Plan Agent, American Stock Transfer & Trust Co.  You may terminate participation by notifying the Plan Agent in writing.  If notice is received by the Plan Agent not less than 10 days prior to any dividend or distribution it will be effective immediately.  Information regarding income tax consequences should be directed to your tax consultant – the Plan will furnish information by January 31 following the year of distribution as to the category of income that the distributions represent. Your questions regarding the Plan should be directed to the Fund’s Plan Agent, American Stock Transfer & Trust Company, LLC, whose telephone number is (718) 921-8275 and whose address is 6201 15th Avenue, Brooklyn, NY  11219-5498.

CORPORATE INFORMATION

Executive Officers

Russell Cleveland                                                      President and Chief Executive Officer

Z. Eric Stephens                                                         Vice President

Scott E. Douglass                                                       Vice President

Kevin W. McAleer                                                    Acting Secretary and Treasurer and Chief Financial Officer

Corporate Offices

RENN Global Entrepreneurs Fund, Inc.
Suite 210, LB-59
8080 North Central Expressway
Dallas, Texas  75206-1857

Phone:          (214) 891-8294
Fax:               (214) 891-8291
Email:            invrel@rencapital.com
Website:      www.rencapital.com

Registrar and Transfer Agent

American Stock Transfer &
Trust Company, LLC
6201 15th Ave.
Brooklyn, NY  11219-5498
Phone:       (718) 921-8275

Independent Registered Public Accounting Firm

Malin, Bergquist & Company, LLP
3605 McKnight E. Drive
Pittsburgh, PA  15237
Phone:      (412) 364-9395

RENN Global Entrepreneurs Fund, Inc.
N-CSR
December 31, 2012

Item 2.  Code of Ethics.

The Fund has adopted a Code of Ethics applicable to the Fund’s principal executive officer, principal accounting officer, and persons designated by the Chief Executive Officer as performing similar functions, as required by Regulation S-K Item 406.  The Fund posts such Code of Ethics on the Fund’s website located at www.rencapital.com and intends to disclose material amendments or waivers of the Code of Ethics by posting promptly to the Fund’s website.  During the period covered by this report, there has been no amendment or waiver regarding such Code of Ethics.   A violation of the Code of Ethics did occur during 2012, which was not waived but was countered with corrective action by the Board of Directors.  The violation did not cause a loss to the Fund, and its details may be reviewed in the Fund’s N-Q filed for the period ending March 31, 2012.

Item 3.  Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that J. Philip McCormick is qualified to serve as financial expert on its audit committee and that he is “independent,” as defined by the U.S. Securities and Exchange Commission.

Item 4.  Principal Accountant Fees and Services.

The following table presents fees paid by the Fund for professional services rendered by Malin, Bergquist & Company, LLP for the years ended December 31, 2012 and 2011.

	2012	2011
Fee Category	Fees	Fees

Audit Fee	$ 80,413	$ 77,886
Audit-Related Fees	$ -	$ -
Tax Fees	$ -	$ -
All Other Fees	$ -	$ -
Total Fees	$ 80,413	$ 77,886

Audit Fees were for professional services rendered for the audit of the Fund’s annual financial statements. No non-audit fees were paid to the independent audit firm of Malin, Bergquist & Company, LLP.

The Audit Committee generally requires pre-approval of engagements for all auditor services, which proposed services must be described in detail and which auditor must have been determined by the Audit Committee as independent.  One factor used by the Audit Committee in its assessment of an auditor’s independence is the amount of non-audit services performed for the Fund or its affiliates.  Any non-audit services which were not specified at the onset but which are made known to the Audit Committee and approved by it prior to the completion of an audit will be deemed pre-approved to the extent that the amount is less than five percent of the total auditor service fees for the year.  In the ordinary course of its duties the Chairman of the Audit Committee would be the member who would sign any pre-approval.  However, in his absence or incapacity any one of the other members of the Audit Committee may sign if the approval is time-sensitive and a majority of the other available members of the Audit Committee agreed to which member would be the signatory.

The Fund does not ordinarily engage the auditor for non-audit services, and no non-audit services were approved or provided for the period covered by this report.

Item 5.  Audit Committee of Listed Registrants.

The Registrant has an Audit Committee which was established by the Board of Directors of the Fund in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”).  The members of the Registrant’s Audit Committee are Ernest Hill (Chairman), J. Philip McCormick and Charles Pierce, Jr.

RENN Global Entrepreneurs Fund, Inc.
N-CSR
December 31, 2012

Item 6.  Schedule of Investments.

See the Annual Report to Shareholders under Item 1 of this Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

The Fund has delegated its proxy voting responsibility to its Investment Adviser, RENN Capital Group, Inc.  (“RENN Group”).  The Proxy Voting Policies and Procedures of RENN Group are set forth below. The guidelines are reviewed periodically by RENN Group and the Fund’s independent directors, and, accordingly, are subject to change.  For purposes of these Proxy Voting Policies and Procedures described below, “we” “our” and “us” refers to RENN Group.

“Introduction

“As an investment adviser registered under the Advisers Act, we have a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must vote client securities in a timely manner free of conflicts of interest and in the best interests of our clients.

         “These policies and procedures for voting proxies for our investment advisory clients are intended to comply with Section 206 of, and Rule 206(4)-6 under, the Advisers Act.

                “Proxy Policy

“We vote proxies relating to our portfolio securities in the best interest of our clients’ shareholders. We review on a case-by-case basis each proposal submitted to a shareholder vote to determine its impact on the portfolio securities held by our clients. Although we generally vote against proposals that may have a negative impact on our clients’ portfolio securities, we may vote for such a proposal if there exists compelling long-term reasons to do so.

 “Our proxy voting decisions are made by the senior officers who are responsible for monitoring each of our clients’ investments. To ensure that our vote is not the product of a conflict of interest, we require that: (i) anyone involved in the decision-making process disclose to our Chief Compliance Officer any potential conflict that he or she is aware of and any contact that he or she has had with any interested party regarding a proxy vote; and (ii) employees involved in the decision-making process or vote administration are prohibited from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties.”

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

As of the date of printing this report the Portfolio Managers for the Fund are:

Russell Cleveland, who has served as the Chairman of the Board, President, Chief Executive Officer, and a Class Three Director of the Fund, and majority stockholder of RENN Group since 1994.  He is a Chartered Financial Analyst.

Z. Eric Stephens, who has served as a Vice President of the Fund since August 2006 and as a Vice President of RENN Group since January 2006 and Chief Operating Officer of RENN Group since April 2009.  He is a Chartered Financial Analyst.

RENN Global Entrepreneurs Fund, Inc.
N-CSR
December 31, 2012

Item 8.  Portfolio Managers of Closed-End Management Investment Companies, continued

Scott E. Douglass has served as a Vice President of the Fund and of RENN Capital Group, Inc. since November 2004.  He is a Chartered Financial Analyst.

As employees of the Adviser, each of the foregoing Portfolio Managers is also responsible for the day-to-day management of the portfolios of two foreign funds, none of which is an investment company registered in the United States or a pooled investment vehicle.  The total assets managed for those funds are $87,705,793 as of December 31, 2012.

There could appear to be a potential conflict of interest for the Portfolio Managers in that the Adviser does not receive an incentive fee from the Fund, whereas it does receive performance fees from at least some of the other funds it manages.  However, investment opportunities that are appropriate for the Fund are considered concurrently with the assessment of the opportunity for the Adviser’s other clients, and the amount prorated to the Fund is determined according to SEC guidelines for permitted co-investments, which proration is reviewed by the Fund’s Board of Directors.  In addition, the Portfolio Managers’ compensation structures have no specific provision for participation calculated on the performance of any particular client of the Adviser.

The Portfolio Managers are employed by RENN Capital Group, Inc., which is the Investment Adviser to the Fund.  The Portfolio Managers are compensated by annual salaries and occasional bonuses.  Bonuses are generally paid when one or more of the Adviser’s managed funds pay an incentive fee.  Two of the Adviser’s three managed funds have incentive fee arrangements.  The Fund does not have an incentive fee arrangement.

Russell Cleveland is the only Portfolio Manager that has beneficial ownership in the Fund, and it was over $1,000,000 as of December 31, 2012.

Item 9.  Purchases of Equity Securities by the Fund and Its Affiliated Purchasers.

Neither the Fund nor any Affiliated Purchaser, nor any person on their behalf, has purchased any of the Fund’s securities in the period covered by this report.  The purchase of the Fund’s securities is authorized under its Dividend Reinvestment Plan and Cash Purchase Plan dated February 15, 1994, but no such shares were purchased during the period covered by this report.

An “Affiliated Purchaser” is defined as a person acting directly or indirectly, in concert with the Fund in the purchase of the Fund’s securities, or any person controlling, controlled by, or under common control with the Fund and thereby controlling the purchase of the Fund’s shares, but does not include an officer or director of the Fund who may properly authorize repurchase of the Fund’s shares pursuant to Rule 10b-18 of the Exchange Act of 1934.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.  The submission of shareholder proposals which require a vote of all shareholders will be handled in accordance with Rule 14a-8 of the Exchange Act.  No such proposals were received.

RENN Global Entrepreneurs Fund, Inc.
N-CSR
December 31, 2012

Item 11.  Controls and Procedures.

Under the supervision and with the participation of our management, including our Chief Executive Officer and our Chief Financial Officer, we evaluated the effectiveness of our disclosure controls and procedures as required by Rule 13a-15(e) under the Exchange Act as of the end of the period covered by this report.  Based upon that evaluation, our Chief Executive Officer and Chief Financial Officer concluded that our disclosure controls and procedures were effective as of that date to provide reasonable assurance that the information we are required to disclose in reports that we file under the Exchange Act is recorded, processed, summarized and reported within the time periods specified in SEC rules and forms, and includes controls and procedures designed to ensure that information required to be disclosed by us in such reports is accumulated and communicated to our management, including the principal executive officer and principal financial officer, in sufficient time to allow timely decisions regarding required disclosure.

Item 12.   Exhibits.

EXHIBIT	DESCRIPTION OF EXHIBIT
(a)(1)	Code of Ethics for Senior Financial Officers
(a)(2)	Certification of Principal Executive Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, attached as EX-99.CERT.N-CSR RC
(a)(2)	Certification of Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, attached as EX-99.CERT.N-CSR BB
(a)(3)	Solicitation Made to Purchase Securities – not applicable.
(b)	Certification of Principal Executive Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached as EX-99.906CERT.N-CSR RC.
(b)	Certification of Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached as EX-99.906CERT.N-CSR BB

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENN Global Entrepreneurs Fund, Inc.
By: /s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer

Date: March 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

RENN Global Entrepreneurs Fund, Inc.	RENN Global Entrepreneurs Fund, Inc.
By: /s/ Russell Cleveland	By: /s/ Kevin W. McAleer
Russell Cleveland	Kevin W. McAleer
Chief Executive Officer	Acting Chief Financial Officer

Date: March 8, 2013	Date: March 8, 2013